Benefit Plans	12 Months Ended
Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Benefit Plans

11. Benefit Plans

The Company maintains defined contribution plans covering all full-time employees of the Company who have 90 days of service and are at least 21 years old. An eligible employee may elect to make a before-tax contribution of between 1% and 100% of his or her compensation through payroll deductions, not to exceed the annual limit set by law. The Company currently matches the first 50% of participant contributions limited to 6% of a participant’s gross compensation (maximum Company match is 3%). Furthermore, in accordance with the plans, the Company may elect to make additional contributions to eligible employees as part of a discretionary profit-sharing. The Company has elected to do so during each of the three years presented and is scheduled to make a contribution for 2015 during the 2016 fiscal year. All Company contributions are subject to the discretion of management and the board of directors. The combined total expense for this plan and a similar plan for Canadian employees was $4,629, $6,003, and $4,921, in 2015, 2014 and 2013, respectively.
The Company also contributes to an external pension fund for certain of its employees who belong to a local union. Annual contributions were $135, $136, and $133 in 2015, 2014, and 2013, respectively.